UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

PRIVATEBANCORP, INC.
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Name of Institutional Investment Manager

TEN NORTH DEARBORN                     CHICAGO              IL            60602
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

DENNIS L. KLAESER           CHIEF FINANCIAL OFFICER               312-683-7100
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Name                               (Title)                            (Phone)


                                               /s/ Dennis L. Klaeser
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        CHICAGO, IL              JULY 9, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.



List of Other Included Managers:

   13F File No.: Name:
   ------------- --------------------------------------------------------------
1. 28-10834      THE PRIVATEBANK AND TRUST COMPANY
   ------------- --------------------------------------------------------------
2. 28-03637      LODESTAR INVESTMENT COUNSEL, LLC
   ------------- --------------------------------------------------------------